Schedule of Assumptions for Warrants (Details) (Parenthetical) - USD ($)			9 Months Ended		12 Months Ended
	Sep. 11, 2020	Apr. 17, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Additional warrant	$ 8,310,479
Number of warrant granted		354,836,286	0	368,325,486	369,617,896	35,888,624
Number of Warrants	363,146,765
Series B Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	1,292,411
Antidilution Provision 1/08/2019 [Member]
Subsidiary, Sale of Stock [Line Items]
Additional warrant					$ 2,023,438
Investment price					$ 0.40
Warrants exercise price, per share					$ 0.75